Subordinated liabilities	12 Months Ended
Dec. 31, 2018
Subordinated liabilities
Subordinated liabilities

19 Subordinated liabilities

	2018	2017
	£m	£m
Dated loan capital	8,262	10,394
Undated loan capital	2,127	2,169
Preference shares	146	159
	10,535	12,722

Certain preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.

	Capital
	treatment	2018	2017
Redemptions	£m	£m	£m
The Royal Bank of Scotland Group plc
US$350 million 4.70% dated notes 2018	Ineligible	267	—
£200 million 7.387% Series 1 non-cumulative convertible £0.01 preference shares (partial redemption)	Ineligible	—	15
US$1,000 million 9.118% Series 1 non-cumulative convertible preference shares of US$0.01 (partial redemption)	Ineligible	—	48
$156 million 7.65% Series F non-cumulative preference shares (callable)	Ineligible	—	120
$242 million 7.25% Series H non-cumulative preference shares (callable)	Ineligible	—	186
$751 million 5.75% Series L non cumulative preference shares (callable)	Ineligible	—	577
US$750 million 6.8% dated notes 2042 (partial redemption)	Ineligible	—	360
		267	1,306

NatWest Markets Plc
€2,000 million 6.934% dated notes 2018	Tier 2	1,743	—
£103 million 9.5% undated subordinated bonds 2018 (callable August 2018)	Ineligible	103	—
€750 million 4.35% subordinated notes 2017	Tier 2	—	645
CHF124 million 9.375% subordinated notes 2022	Tier 2	—	101
CAD420 million 10.50% subordinated notes 2022	Tier 2	—	255
£564 million 10.50% subordinated notes 2022	Tier 2	—	489
AU$880 million 13.125% subordinated notes 2022	Tier 2	—	548
US$ 2,132 million 9.50% subordinated notes 2022	Tier 2	—	1,724
€100 million floating rate subordinated notes 2017	Tier 2	—	90
£51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012)	Ineligible	—	51
		1,846	3,903

NatWest Plc
US$ 300 million 8.6250% non-cumulative preference shares (callable)	Tier 1	—	178
		—	178

NWM N.V. and subsidiaries
US$500 million 4.65% dated notes 2018	Tier 2	141	—
US$16 million floating rate notes 2019 (partial redemption)	Tier 2	2	—
€15 million floating rate notes 2022 (partial redemption)	Tier 2	—	2
€250 million 4.70% notes 2019 (partial redemption)	Tier 2	—	80
US$ 500 million 4.65% notes 2018 (partial redemption)	Tier 2	—	244
		143	326
NatWest Holdings Limited
£20 million 11.75% perpetual Tier 2 capital (partial redemption)	Tier 2	—	9
€38 million 11.375% perpetual Tier 2 capital (partial redemption)	Tier 2	—	6
		—	15

There were no issuances in 2018 or 2017.